Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Cash Flows Arising from Financing Activities € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Schedule of Cash Flows Arising from Financing Activities [Line Items]
Balance Beginning		$ 5,915		$ 22,355
Changes from financing cash flows	€ (5,087)		€ (77,334)		€ 102,062
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans	12,033	12,033			26,409
Proceeds from issues of shares and other equity securities
Proceeds from the issue of warrants		8,592
Repayment of loans and borrowings	(703)	(703)	(7,522)	(7,522)	(354)
Repayment of lease liabilities	(912)	(912)	(706)	(706)	(569)
Interest paid	(259)	(259)	(427)	(122)	(2,571)
Total changes from financing cash flows	25,492	18,751	(8,655)	(8,350)	125,950
Effect of changes in foreign exchange rates	€ (192)	(339)	€ 9,962		€ (267)
Changes in fair value		10,859		(10,329)
Other changes
Other changes
Additions to lease liabilities		871		2,239
Interest accrued		2,911
Total liability-related other changes		3,782		2,239
Balance ending		38,968		5,915
Borrowings [Member]
Schedule of Cash Flows Arising from Financing Activities [Line Items]
Balance Beginning				7,522
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans		12,033
Proceeds from issues of shares and other equity securities
Repayment of loans and borrowings		(703)		(7,522)
Repayment of lease liabilities
Interest paid		(106)
Total changes from financing cash flows		11,224		(7,522)
Effect of changes in foreign exchange rates		(83)
Changes in fair value
Other changes
Additions to lease liabilities
Interest accrued		2,767
Total liability-related other changes		2,767
Balance ending		13,908
Warrant liabilities [Member]
Schedule of Cash Flows Arising from Financing Activities [Line Items]
Balance Beginning		2,439		12,767
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans
Proceeds from issues of shares and other equity securities
Proceeds from the issue of warrants		8,592
Repayment of loans and borrowings
Repayment of lease liabilities
Interest paid
Total changes from financing cash flows		8,592
Effect of changes in foreign exchange rates		(264)
Changes in fair value		10,859		(10,329)
Other changes
Additions to lease liabilities
Interest accrued
Total liability-related other changes
Balance ending		21,626		2,439
Leases [Member]
Schedule of Cash Flows Arising from Financing Activities [Line Items]
Balance Beginning		3,477		2,066
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans
Proceeds from issues of shares and other equity securities
Proceeds from the issue of warrants
Repayment of loans and borrowings
Repayment of lease liabilities		(912)		(706)
Interest paid		(153)		(122)
Total changes from financing cash flows		(1,065)		(828)
Effect of changes in foreign exchange rates		8
Changes in fair value
Other changes
Additions to lease liabilities		871		2,239
Interest accrued		144
Total liability-related other changes		1,015		2,239
Balance ending		$ 3,434		$ 3,477